Business Segments Information (Results Of Operations By Business Segments ) (Details) (USD $) In Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2011		Sep. 30, 2010		Sep. 30, 2009
Segment Reporting Information [Line Items]
Segment Sales									$ 24,937		$ 21,695		$ 20,685
Segment Earnings									4,072		3,532		2,796
Total Segment Assets									21,178		20,652		17,611
Interest expense									(223)		(261)		(220)
Net Sales	6,545	6,288	5,854	5,535	5,841	5,417	4,953	4,828	24,222		21,039		20,102
Earnings from continuing operations before income taxes									3,631		2,879		2,450
Assets, Total	23,861				22,843				23,861		22,843		19,763
Increase (decrease) in incentive stock compensation expense									(96)		163
U.S [Member]
Segment Reporting Information [Line Items]
Sales by Destination									9,900		9,101		8,686
Property, Plant and Equipment	1,853				1,839				1,853		1,839		2,010
Process Management [Member]
Segment Reporting Information [Line Items]
Segment Sales									7,000		6,022		6,135
Segment Earnings									1,402		1,093		1,060
Total Segment Assets									5,915		5,406		5,283
Industrial Automation [Member]
Segment Reporting Information [Line Items]
Segment Sales									5,294		4,289		4,172
Segment Earnings									830		591		470
Total Segment Assets									3,818		3,688		3,420
Network Power [Member]
Segment Reporting Information [Line Items]
Segment Sales									6,811		5,828		5,456
Segment Earnings									756		800		579
Total Segment Assets									7,945		8,072		4,973
Climate Technologies [Member]
Segment Reporting Information [Line Items]
Segment Sales									3,995		3,801		3,197
Segment Earnings									709		691		411
Total Segment Assets									2,229		2,172		2,131
Tools And Storage [Member]
Segment Reporting Information [Line Items]
Segment Sales									1,837		1,755		1,725
Segment Earnings									375		357		276
Total Segment Assets									1,271		1,314		1,804
Differences In Accounting Methods [Member]
Segment Reporting Information [Line Items]
Differences in accounting methods, Earnings									231		195		179
Corporate And Other [Member]
Segment Reporting Information [Line Items]
Segment Earnings									(449)	[1]	(587)	[1]	(305)	[1]
Total Segment Assets									2,683	[1]	2,191	[1]	2,152	[1]
Sales Eliminations/Interest [Member]
Segment Reporting Information [Line Items]
Segment Sales									(715)		(656)		(583)
Interest expense									$ (223)		$ (261)		$ (220)

[1]	Corporate and other primarily reflects changes in incentive stock compensation expense, which decreased $96 in 2011 due to changes in the Company's stock price and a reduced impact from incentive stock plans overlap compared to prior year, and increased $163 in 2010 related to an increase in stock price and the overlap of two plans in 2010 (see Note 14). Corporate and other in 2010 also reflects higher acquisition-related costs.